Acquisitions, divestment of product rights and out-licensing - Purchase price allocation for business combinations (Details) - USD ($) $ in Millions	13 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Sep. 30, 2024	Jul. 01, 2024	Sep. 30, 2023	Dec. 31, 2022	Nov. 21, 2022
Disclosure of detailed information about business combination [line items]
Goodwill	$ 8,926.0	$ 8,946.0				$ 8,926.0
BELKIN Vision Ltd.
Disclosure of detailed information about business combination [line items]
Property, plant and equipment			$ 1.0
Deferred tax assets			6.0
Inventories			3.0
Cash and cash equivalents			3.0
Other current assets			2.0
Deferred tax liabilities			(17.0)
Provisions and other current liabilities			(1.0)
Net identifiable assets acquired			72.0
Goodwill			20.0	$ 20.0
Consideration transferred			92.0	92.0
Acquired liquidity			(3.0)
Net assets recognized as a result of business combinations			89.0
Purchase consideration
Cash paid at closing			64.0
Cash expected to be paid after closing			2.0
Previously-held FVOCI financial investments			20.0	$ 20.0
Contingent consideration			6.0
BELKIN Vision Ltd. | Currently marketed products
Disclosure of detailed information about business combination [line items]
Intangible assets			$ 75.0
Aerie Pharmaceuticals, Inc.
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	27.0						$ 27.0
Right-of-use assets	29.0						29.0
Deferred tax assets	189.0						189.0
Inventories	49.0						49.0
Trade receivables	70.0						70.0
Short-term investments	79.0						79.0
Cash and cash equivalents	78.0						78.0
Other assets	15.0						15.0
Lease liabilities	(27.0)						(27.0)
Deferred tax liabilities	(255.0)						(255.0)
Provisions and other non-current and current liabilities	(235.0)						(235.0)
Current income tax liabilities	(2.0)						(46.0)
Trade payables	(3.0)						(3.0)
Financial debts	(316.0)						(316.2)
Net identifiable assets acquired	723.0						679.0
Goodwill	21.0				$ 21.0		65.0
Consideration transferred	744.0						744.0
Acquired liquidity	(78.0)						(78.0)
Net assets recognized as a result of business combinations	666.0						666.0
Measurement period adjustments
Current income tax liabilities	44.0
Net identifiable assets acquired	44.0
Goodwill	(44.0)
Total purchase consideration	0.0
Aerie Pharmaceuticals, Inc. | Currently marketed products
Disclosure of detailed information about business combination [line items]
Intangible assets	850.0						850.0
Aerie Pharmaceuticals, Inc. | Acquired in-process research & development
Disclosure of detailed information about business combination [line items]
Intangible assets	$ 175.0						$ 175.0